                                    FORM 13F

                              Form 13 F Cover Page

Report for the Calendar Year or Quarter Ended: 12/31/2010

Check here if Amendment [ ]; Amendment Number __________

     This Amendment (Check only one): [ ] is a restatement
                                      [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Daniels&Tansey, LLP
Address: 1013 Centre Road
         Suite 220
         Wilmington, DE 19805

Form 13F File Number: __________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood tha all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Daniel N. Mullen
Title: Chief Compliance Officer
Phone: 310-594-1070

Signature, Place and Date of Signing:


Daniel N. Mullen,                         Wilmington, DE,       January 25, 2011
----------------------------------   ------------------------   ----------------

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers.)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers.)

List of Other Managers Reporting for this Manager:

None
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               None
Form 13F Information Table Entry Total:            34
Form 13F Information Table Value Total:        117604
                                           (thousands)

List of Other Included Managers:

None
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                           FORM 13F INFORMATION TABLE
                               DANIELS+TANSEY LLP
                             AS OF DECEMBER 31, 2010

                                                                           COLUMN 5                              COLUMN 8
                                                              COLUMN 4 ----------------  COLUMN 6  COLUMN 7  VOTING AUTHORITY
COLUMN 1                             COLUMN 2        COLUMN 3   VALUE  SHRS OR SH/ PUT/ INVESTMENT   OTHER  ------------------
NAME OF ISSUER                    TITLE OF CLASS      CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION   MGRS   SOLE SHARED  NONE
--------------                 -------------------- --------- -------- ------- --- ---- ---------- -------- ---- ------ ------
ALPHATEC HOLDINGS INC          COM                  02081G102      985  364983 SH       SOLE       N/A                  364983
CHESAPEAKE UTILS CORP          COM                  165303108      232    5600 SH       SOLE       N/A                    5600
CITIGROUP INC                  COM                  172967101      157   33250 SH       SOLE       N/A                   33250
FIRST  NIAGARA FINANCIAL GRP   COM                  33582V108      332   23732 SH       SOLE       N/A                   23732
FULTON FINANCIAL CORP PA       COM                  360271100      103   10000 SH       SOLE       N/A                   10000
NOVOGEN LIMITED                SPON ADR             67010F103        7   14400 SH       SOLE       N/A                   14400
PNC FINL SVS GRP               COM                  693475105      330    5441 SH       SOLE       N/A                    5441
SHORE BANCSHARES INC           COM                  825107105      105   10000 SH       SOLE       N/A                   10000
ISHARES TR                     S&P MIDCAP 400       464287507    15705  227828 SH       SOLE       N/A                  227828
ISHARES TR                     MSCI EAFE INDEX      464287465      279    5411 SH       SOLE       N/A                    5411
ISHARES TR                     MSCI EMERG MKT       464287234     4123  114411 SH       SOLE       N/A                  114411
ISHARES INC                    MSCI GERMANY         464286806       19     831 SH       SOLE       N/A                     831
ISHARES INC                    MSCI JAPAN           464286848     2862  286272 SH       SOLE       N/A                  286272
ISHARES TR                     RUSSELL 1000         464287622    22034  379994 SH       SOLE       N/A                  379994
ISHARES TR                     S&P MODERATE         464289875      298    9928 SH       SOLE       N/A                    9928
ISHARES TR                     S&P SMALL CAP 600    464287804     3090   64967 SH       SOLE       N/A                   64967
SPDR SERIES TR                 DOW JONES REIT       78464A607     3876   70331 SH       SOLE       N/A                   70331
SPDR INDEX SHS FDS             GLOBAL NAT RESOURCE  78463X541     3598   63031 SH       SOLE       N/A                   63031
SPDR GOLD TRUST                GOLD SHS             78463V107        2      19 SH       SOLE       N/A                      19
VANGUARD INTL EQUITY INDEX F   EMERGING MKT ETF     922042858     8003  181048 SH       SOLE       N/A                  181048
VANGUARD SPECIALIZED PORTFOLIO DIV APP ETF          921908844     6734  142684 SH       SOLE       N/A                  142684
ISHARES TR                     BARCLAYS 1-3 YEAR CR 464288646     4164   40261 SH       SOLE       N/A                   40261
ISHARES TR                     BARCLAYS 3-7 YEAR    464288661      291    2573 SH       SOLE       N/A                    2573
ISHARES TR                     AGENCY BD FD         464288166     1639   15024 SH       SOLE       N/A                   15024
ISHARES TR                     BARCLAYS US AGG      464287226    12736  121663 SH       SOLE       N/A                  121663
ISHARES TR                     BARCLAYS INT CR      464288638     4984   49810 SH       SOLE       N/A                   49810
ISHARES TR                     BARCLAYS MBS BOND    464288588    11360  106559 SH       SOLE       N/A                  106559
ISHARES TR                     BARCLAYS TIPS BD     464287176        2      19 SH       SOLE       N/A                      19
ISHARES TR                     NATL AMT FREE        464288414     1188   11751 SH       SOLE       N/A                   11751
ISHARES TR                     US PFD STOCK INDEX   464288687      360   10117 SH       SOLE       N/A                   10117
POWERSHARES GLOBAL ETF TR      SOVEREIGN DEBT       73936T573      918   34139 SH       SOLE       N/A                   34139
SPDR SERIES TR                 BARCLAYS YIELD ETF   78464A417     6978  175692 SH       SOLE       N/A                  175692
SPDR SERIES TR                 BARCLAYS INTL ETF    78464A516        7     115 SH       SOLE       N/A                     115
VANGUARD BOND IND FD INC       INTERMED TERM        921937819      103    1208 SH       SOLE       N/A                    1208